Property, Plant and Equipment and Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property, plant and equipment

	As of
	December 31, 2019	December 31, 2018
Buildings	$11,188,399	$10,330,265
Machinery	19,416,746	18,753,984
Motor vehicles	254,456	258,646
Electronic equipment	177,153	106,542
Fixed assets decoration*	-	198,085
Total property plant and equipment, at cost	31,036,754	29,647,522

Less: accumulated depreciation	(10,650,893)	(9,196,393)
Property, plant and equipment, net	$20,385,861	$20,451,129
Construction in process	244,390	1,607,324
Total	$20,630,251	$22,058,453

Schedule of Restricted assets
	As of
	December 31, 2019	December 31, 2018
Buildings, net	$11,188,399	$-
Machinery, net	9,264,345	-
Total	20,452,744	-